Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting, Disclosure of Entity's Reportable Segments [Abstract]
Revenue by Geographic Area
	Year Ended December 31, 2019	Year Ended December 31, 2018	Period from April 28, 2017 (date of inception) to December 31, 2017
Asia	$89,271	$108,508	$34,233
Europe	52,261	25,413	4,955
Total Revenue	$141,532	$133,921	$39,188